CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	$ 242,570	$ 257,037
Trading account assets, pledged to creditors	106,217	106,695
Available-for-sale securities, pledged to creditors	13,808	22,258
Held-to-maturity securities, pledged to creditors	2,974	4,730
Non-marketable equity securities, pledged to creditors	2,758	4,705
Loans, net of unearned income	644,635	665,472
Other assets	122,122	124,919
Interest-bearing deposits in U.S. offices	284,978	284,164
Interest-bearing deposits in offices outside the U.S.	414,471	486,304
Federal funds purchased and securities loaned or sold under agreements to repurchase (including $36,725 and $54,147 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	173,438	203,512
Short-term borrowings	58,335	58,944
Long-term debt	223,080	221,116
Other liabilities	85,084	59,935
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, authorized shares (in shares)	30,000,000	30,000,000
Preferred stock, issued shares, at aggregate liquidation value (in shares)	418,720	269,520
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	6,000,000,000	6,000,000,000
Common stock, issued shares (in shares)	3,082,037,568	3,062,098,976
Treasury stock (in shares)	58,119,993	32,856,062
Consumer
Loans, net of unearned income	369,970	393,831
Corporate
Loans, net of unearned income	274,665	271,641
Fair value
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	144,191	144,083
Other assets	7,762	7,123
Interest-bearing deposits in U.S. offices	994	988
Interest-bearing deposits in offices outside the U.S.	690	689
Federal funds purchased and securities loaned or sold under agreements to repurchase (including $36,725 and $54,147 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	36,725	54,147
Short-term borrowings	1,496	3,692
Long-term debt	26,180	26,877
Other liabilities	1,776	2,011
Fair value | Consumer
Loans, net of unearned income	43	957
Fair value | Corporate
Loans, net of unearned income	5,858	4,072
Consolidated VIEs
Loans, net of unearned income	95,979	95,412
Other assets	619	1,234
Short-term borrowings	20,254	21,793
Long-term debt	40,078	34,743
Other liabilities	901	999
Consolidated VIEs | Consumer
Loans, net of unearned income	66,383	63,493
Consolidated VIEs | Corporate
Loans, net of unearned income	29,596	31,919
Consolidated VIEs | Fair value
Long-term debt	0	909
Consolidated VIEs | Fair value | Consumer
Loans, net of unearned income	0	910
Consolidated VIEs | Fair value | Corporate
Loans, net of unearned income	$ 0	$ 14